united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.89%
	CONSUMER DISCRETIONARY - 15.84%
	Auto Parts & Equipment - 1.61%
35,000	Goodyear Tire & Rubber Co.	$ 1,154,300

	Auto Manufacturers - 0.99%
22,500	General Motors Co.	707,175

	Hotels, Restaurants & Leisure - 1.74%
15,200	Royal Caribbean Cruises Ltd.	1,248,680

	Household Durables - 2.79%
40,000	M.D.C. Holdings, Inc.	1,002,400
5,500	Whirlpool Corp.	991,870
		1,994,270
	Media - 4.07%
20,000	Comcast Corp. - Class A	1,221,600
17,000	Walt Disney Co.	1,688,270
		2,909,870
	Multiline Retail - 1.04%
16,000	Kohl's Corp.	745,760

	Specialty Retail - 3.60%
60,000	American Eagle Outfitters	1,000,200
22,000	Coach, Inc.	881,980
25,000	DSW, Inc. - Class A	691,000
		2,573,180
	Total Consumer Discretionary (Cost $6,787,720)	11,333,235

	CONSUMER STAPLES - 5.67%
	Discount Stores - 2.50%
11,700	Target Corp.	962,676
12,000	Wal-Mart Stores, Inc.	821,880
		1,784,556
	Food Products - 3.17%
35,000	Archer-Daniels-Midland Co.	1,270,850
15,000	Tyson Foods, Inc. - Class A	999,900
		2,270,750
	Total Consumer Staples (Cost $2,386,326)	4,055,306

	ENERGY - 7.23%
	Energy Equipment & Services - 0.92%
15,000	Baker Hughes, Inc.	657,450

	Marine Shipping - 1.26%
65,000	Ship Finance International Ltd. (b)	902,850

	Oil, Gas & Consumable Fuels - 3.95%
17,500	Ensco PLC (b)	181,475
10,000	Exxon Mobil Corp.	835,900
22,000	HollyFrontier Corp.	777,040
30,000	Teekay Shipping Corp. (b)	259,800
17,000	Total SA - ADR	772,140
		2,826,355

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)(Continued)

Shares		Value
	Oilfield Services/Equipment - 1.10%
17,000	Bristow Group, Inc.	$ 321,640
15,000	National Oilwell Varco, Inc.	466,500
		788,140
	Total Energy (Cost $6,448,501)	5,174,795

	FINANCIALS - 15.67%
	Capital Markets - 1.80%
35,000	Bank of New York Mellon Corp.	1,289,050

	Commercial Banks - 7.13%
26,000	BB&T Corp.	865,020
13,000	Capital One Financial Corp.	901,030
30,000	Fifth Third Bancorp.	500,700
75,000	Old National Bancorp	914,250
9,000	PNC Financial Services Group, Inc.	761,130
24,000	Wells Fargo & Co.	1,160,640
		5,102,770
	Diversified Financial Services - 2.07%
25,000	JPMorgan Chase & Co.	1,480,500

	Insurance - 3.94%
17,000	Axis Capital Holdings Ltd. (b)	942,820
18,000	MetLife, Inc.	790,920
15,000	Prudential Financial, Inc.	1,083,300
		2,817,040
	Real Estate Investment Trusts (REITs) - 0.73%
15,000	The Geo Group, Inc.	520,050

	Total Financials (Cost $7,529,540)	11,209,410

	HEALTH CARE - 12.21%
	Biotechnology - 3.37%
8,000	Amgen, Inc.	1,199,440
2,000	Biogen Idec, Inc. (a)	520,640
7,500	Gilead Sciences, Inc.	688,950
		2,409,030
	Health Care Equipment & Supplies - 1.03%
18,000	Baxter International, Inc.	739,440

	Health Care Providers & Services - 2.51%
16,000	Aetna, Inc.	1,797,600
129	Healthsouth Corporation (a)	264
		1,797,864
	Pharmaceuticals - 5.30%
15,000	Abbott Laboratories	627,450
18,000	Baxalta, Inc.	727,200
10,000	Johnson & Johnson	1,082,000
4,000	McKesson Corp.	629,000
18,000	Sanofi - ADR	722,880
		3,788,530
	Total Health Care (Cost $5,632,346)	8,734,864

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)(Continued)

Shares		Value
	INDUSTRIALS - 14.04%
	Construction & Engineering - 3.25%
10,000	Caterpillar, Inc.	$ 765,400
16,000	Fluor Corp.	859,200
45,000	Tutor Perini Corp. (a)	699,300
		2,323,900
	Environmental Services - 1.65%
20,000	Waste Management, Inc.	1,180,000

	Farm - 2.05%
6,000	Cummins, Inc.	659,640
10,500	Deere & Co.	808,395
		1,468,035
	Human Resource & Employment Services - 1.94%
17,000	ManpowerGroup, Inc.	1,384,140

	Machinery - 2.38%
17,000	Eaton Corp. PLC	1,063,520
35,000	Trinity Industries, Inc.	640,850
		1,704,370
	Road & Rail - 2.77%
4,500	FedEx Corp.	732,240
15,000	Norfolk Southern Corp.	1,248,750
		1,980,990
	Total Industrials (Cost $8,495,035)	10,041,435

	INFORMATION TECHNOLOGY - 18.47%
	Communications Equipment - 1.59%
40,000	Cisco Systems, Inc.	1,138,800

	Computers & Peripherals - 4.72%
17,000	Apple, Inc.	1,852,830
25,000	Lexmark International, Inc. - Class A	835,750
20,000	Seagate Technology PLC	689,000
		3,377,580
	Electronic Equipment, Instruments & Components - 3.22%
55,000	Corning, Inc.	1,148,950
50,000	Benchmark Electronics, Inc. (a)	1,152,500
		2,301,450
	IT Services - 1.27%
6,000	International Business Machines Corp.	908,700

	Semiconductors & Semiconductor Equipment - 2.59%
40,000	Intel Corp.	1,294,000
11,000	QUALCOMM, Inc.	562,540
		1,856,540
	Software - 5.08%
30,000	CA, Inc.	923,700
32,000	Microsoft Corp.	1,767,360
23,000	Oracle Corporation	940,930
		3,631,990
	Total Information Technology (Cost $7,794,609)	13,215,060

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)(Continued)

Shares			Value
	MATERIALS - 4.55%
	Chemicals - 2.77%
20,000	Celanese Corp. - Class A		$ 1,310,000
25,000	The Mosaic Company		675,000
			1,985,000
	Metals & Mining - 1.78%
25,000	Newmont Mining Corp.		664,500
200,000	Yamana Gold, Inc. (b)		608,000
			1,272,500
	Total Materials (Cost $2,995,864)		3,257,500

	TELECOMMUNICATION SERVICES - 0.64%
	Diversified Telecommunication Services - 0.64%
25,000	Symantec Corporation		459,500
	Total Telecommunication Services (Cost $535,110)		459,500

	UTILITIES - 2.57%
	Electric Integrated - 2.57%
8,000	Duke Energy Corp.		645,440
15,000	Entergy Corporation		1,189,200
			1,834,640
	Total Utilities (Cost $1,501,667)		1,834,640

	TOTAL COMMON STOCKS (Cost $50,106,718)		69,315,745

	SHORT-TERM INVESTMENT - 3.10%
	Money Market Fund - 3.10%
2,217,361	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.26% (c)		2,217,361
	TOTAL SHORT-TERM INVESTMENT (Cost $2,217,361)		2,217,361

	Total Investments (Cost $52,324,079) - * 99.99%		$ 71,533,106
	Other assets less liabilities: 0.01%		8,784
	NET ASSETS: 100.00%		$ 71,541,890

* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $52,247,088 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 23,157,743
		Unrealized Depreciation:	(3,871,725)
		Net Unrealized Appreciation:	$ 19,286,018
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day annualized yield as of March 31, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 69,315,745	-	-	$ 69,315,745
Short Term Investment	2,217,361	-	-	2,217,361
Total	71,533,106	-	-	71,533,106

There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.38%
	CONSUMER DISCRETIONARY - 16.27%
	Auto Manufacturers - 1.03%
4,600	Goodyear Tire & Rubber Co.	$ 151,708

	Auto Manufacturers - 1.15%
6,200	Honda Motor Co. Ltd. - ADR	169,508

	Household Durables - 2.58%
8,000	M.D.C. Holdings, Inc.	200,480
1,000	Whirlpool Corp.	180,340
		380,820
	Health and Personal Care Stores - 1.33%
11,000	PetMed Express, Inc.	197,010

	Household Products - 1.64%
1,800	Kimberly-Clark Corp.	242,118

	Media - 2.79%
3,500	Comcast Corp. - Class A	213,780
2,000	Walt Disney Co.	198,620
		412,400
	Specialty Retail - 5.75%
11,000	American Eagle Outfitters, Inc.	183,370
5,000	Coach, Inc.	200,450
6,000	DSW, Inc. - Class A	165,840
18,000	Stage Stores, Inc.	145,080
14,000	Staples, Inc.	154,420
		849,160
	Total Consumer Discretionary (Cost $1,899,982)	2,402,724

	CONSUMER STAPLES - 5.04%
	Discount Stores - 1.16%
2,500	Wal-Mart Stores, Inc.	171,225

	Food Products - 2.49%
5,000	Archer-Daniels-Midland Co.	181,550
2,800	Tyson Foods, Inc. - Class A	186,648
		368,198
	Tobacco - 1.39%
3,600	Universal Corp.	204,516

	Total Consumer Staples (Cost $491,774)	743,939

	ENERGY - 6.09%
	Marine Shipping - 0.94%
10,000	Ship Finance International Ltd. (a)	138,900

	Oil, Gas & Consumable Fuels - 4.20%
3,800	Eni S.p.A - ADR	114,836
2,400	Exxon Mobil Corp.	200,616
4,400	HollyFrontier Corp.	155,408
3,300	Total SA - ADR	149,886
		620,746
	Oil & Gas Services - 0.95%
4,500	National Oilwell Varco, Inc.	139,950

	Total Energy (Cost $949,769)	899,596

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)(Continued)

Shares		Value
	FINANCIALS - 15.18%
	Commercial Banks - 3.10%
7,500	BB&T Corp.	$ 249,525
4,300	Wells Fargo & Co.	207,948
		457,473
	Diversified Financial Services - 2.96%
4,400	JPMorgan Chase & Co.	260,568
16,000	KeyCorp	176,640
		437,208
	Insurance - 5.03%
3,700	Allstate Corp.	249,269
2,800	Prudential Financial, Inc.	202,216
2,500	The Travelers Companies, Inc.	291,775
		743,260
	Investment Banks/Brokers - 1.69%
900	Goldman Sachs Group, Inc.	141,282
3,500	HSBC Holdings PLC - ADR	108,920
		250,202
	Real Estate Investment Trusts (REITS) - 2.40%
35,000	Anworth Mortgage Asset Corp.	163,100
5,500	The Geo Group, Inc.	190,685
		353,785
	Total Financials (Cost $1,831,786)	2,241,928

	HEALTH CARE - 12.07%
	Biotechnology - 2.74%
1,600	Amgen, Inc.	239,888
1,800	Gilead Sciences, Inc.	165,348
		405,236
	Health Care Equipment & Supplies - 1.78%
3,500	Medtronic, Inc. (a)	262,500

	Health Care Providers & Services - 1.83%
2,400	Aetna, Inc.	269,640

	Pharmaceuticals - 5.72%
3,700	Abbott Laboratories	154,771
1,700	Johnson & Johnson	183,940
3,000	Merck & Co., Inc.	158,730
6,300	Pfizer, Inc.	186,732
4,000	Sanofi Synthelabo SA - ADR	160,640
		844,813
	Total Health Care (Cost $1,428,062)	1,782,189

	INDUSTRIALS - 15.48%
	Aerospace/Defense - 1.12%
1,300	The Boeing Co.	165,022

	Construction & Engineering - 1.05%
2,035	Caterpillar, Inc.	155,759

	Electronic Components - 2.58%
15,000	AVX Corp.	188,550
10,000	Jabil Circuit, Inc.	192,700
		381,250
	Environmental Services - 2.00%
5,000	Waste Management, Inc.	295,000

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)(Continued)

Shares		Value
	Farm - 2.40%
1,600	Cummins, Inc.	$ 175,904
2,310	Deere & Co.	177,847
		353,751
	Human Resource & Employment Services - 1.32%
2,400	Manpowergroup, Inc.	195,408

	Machinery - 3.77%
3,500	American Railcar Industries, Inc.	142,555
4,000	Eaton Corp. PLC	250,240
5,153	General Electric Co.	163,814
		556,609
	Road & Rail - 1.24%
2,200	Norfolk Southern Corp.	183,150

	Total Industrials (Cost $1,897,764)	2,285,949

	INFORMATION TECHNOLOGY - 14.86%
	Communications Equipment - 1.93%
10,000	Cisco Systems, Inc.	284,700

	Computers & Peripherals - 4.25%
2,800	Apple, Inc.	305,172
5,000	Lexmark International, Inc. - Class A	167,150
4,500	Seagate Technology PLC	155,025
		627,347
	Electronic Equipment, Instruments & Components - 1.70%
12,000	Corning, Inc.	250,680

	IT Services - 1.13%
1,100	International Business Machines Corp.	166,595

	Semiconductors & Semiconductor Equipment - 2.73%
9,000	Intel Corp.	291,150
2,200	QUALCOMM, Inc.	112,508
		403,658
	Software - 3.12%
6,000	CA, Inc.	184,740
5,000	Microsoft Corp.	276,150
		460,890
	Total Information Technology (Cost $1,432,883)	2,193,870

	MATERIALS - 2.97%
	Chemicals - 1.08%
1,800	Agrium, Inc. (a)	158,922

	Metals & Mining - 1.89%
2,500	BHP Billiton Ltd. - ADR	64,750
3,500	Newmont Mining Corp.	93,030
40,000	Yamana Gold, Inc. (a)	121,600
		279,380
	Total Materials (Cost $667,510)	438,302

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2016 (Unaudited)(Continued)

Shares			Value
	TELECOMMUNICATION SERVICES - 5.81%
	Diversified Telecommunication Services - 5.81%
6,000	AT&T, Inc.		$ 235,020
6,000	Nippon Telegraph & Telephone Corp. - ADR		259,440
11,000	Symantec Corporation		160,480
16,000	Telefonaktiebolaget LM Ericsson - ADR		202,179
	Total Telecommunication Services (Cost $754,464)		857,119

	UTILITIES - 1.61%
	Electric Integrated - 1.61%
3,000	Entergy Corp.		237,840
	Total Utilities (Cost $191,123)		237,840

	TOTAL COMMON STOCKS (Cost $11,545,117)		14,083,456

	SHORT-TERM INVESTMENT - 4.40%
	Money Market Fund - 4.40%
650,142	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.26% (b)		650,142
	TOTAL SHORT-TERM INVESTMENT (Cost $650,142)		650,142

	Total Investments (Cost $12,195,259)* 99.78%		$ 14,733,598
	Other assets less liabilities: 0.22%		32,081
	NET ASSETS: 100.00%		$ 14,765,679

* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $12,176,477 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 3,439,619
		Unrealized Depreciation:	(882,498)
		Net Unrealized Appreciation:	$ 2,557,121
ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of March 31, 2016.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$ 14,083,456	-	-	$ 14,083,456
Short Term Investment	650,142	-	-	650,142
Total	14,733,598	-	-	14,733,598

There were no transfers between Level 1 and Level 2 during the current period presented. There were no Level 3 securities held in the Fund during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 05/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 05/27/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 05/27/2016